Expense Example - PeakShares Sector Rotation ETF	Jul. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	720
Expense Example, with Redemption, 5 Years	$ 1,358